AUGUST 11, 2020

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD AARP BALANCED RETIREMENT FUND SUMMARY PROSPECTUS

DATED FEBRUARY 28, 2020

HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS

DATED FEBRUARY 28, 2020, AS SUPPLEMENTED THROUGH JUNE 29, 2020

This Supplement contains new and additional information regarding Hartford AARP Balanced Retirement Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective immediately, Lutz-Peter Wilke is added as a portfolio manager to the Hartford AARP Balanced Retirement Fund. Accordingly, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus.

(1)        Effective immediately, under the heading “Management” in the above referenced Summary Prospectus and the heading “Hartford AARP Balanced Retirement Fund Summary Section – Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Christopher J. Goolgasian, CFA, CPA, CAIA	Managing Director and Portfolio Manager	2019
Lutz-Peter Wilke, CFA	Managing Director and Portfolio Manager	2020*

*	Effective August 11, 2020, Mr. Wilke serves as a portfolio manager to the Fund. Mr. Wilke previously served as a portfolio manager to the Fund from August 13, 2015 through July 9, 2019 when the Fund pursued a different investment objective and principal investment strategy.

(2)        Effective immediately, under the heading “The Investment Manager and Sub-Adviser – Portfolio Managers – Balanced Retirement Fund” in the above referenced Statutory Prospectus, the following is added:

Lutz-Peter Wilke, CFA, Managing Director and Portfolio Manager of Wellington Management, has served as a portfolio manager for the Fund since 2020 and previously served as a portfolio manager to the Fund from August 13, 2015 through July 9, 2019 when the Fund pursued a different investment objective and principal investment strategy. Mr. Wilke joined Wellington Management as an investment professional in 2015. Prior to joining Wellington Management, Mr. Wilke was an investment professional with BlackRock Inc. (formerly Merrill Lynch Investment Managers) from 2005 to 2015.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

HV-7545	August 2020